Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-2678171
Plan number	002
Participant loan, cost	$ 0
Participant loan, current value	15,859,379
TOTAL INVESTMENTS HELD	$ 2,413,721,413
Non-participant directed shares (in shares) | shares	5,427,794
Non-participant directed shares, value	$ 5,427,794
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 1,605,496,517
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,154,997
Cost	$ 383,076,072
TOTAL INVESTMENTS	$ 782,954,046
Short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,411,471
Cost	$ 9,411,471
TOTAL INVESTMENTS	$ 9,411,471
Investment, Identifier [Axis]: EMPLOYER SECURITIES | NON-PARTICIPANT DIRECTED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,364,681
Cost	$ 320,307,441
TOTAL INVESTMENTS	$ 609,964,046
Investment, Identifier [Axis]: EMPLOYER SECURITIES | PARTICIPANT DIRECTED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,039,458
Cost	$ 22,694,723
TOTAL INVESTMENTS	$ 47,440,841
Investment, Identifier [Axis]: EMPLOYER SECURITIES | UNALLOCATED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,750,858
Cost	$ 40,073,908
TOTAL INVESTMENTS	$ 125,549,159
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2030 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,053,646
TOTAL INVESTMENTS	$ 130,644,118
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2035 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,464,069
TOTAL INVESTMENTS	$ 133,816,928
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2040 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,359,528
TOTAL INVESTMENTS	$ 91,540,742
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2045 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,467,230
TOTAL INVESTMENTS	$ 80,588,837
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2050 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,216,578
TOTAL INVESTMENTS	$ 59,957,009
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2055 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,981,675
TOTAL INVESTMENTS	$ 38,067,975
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2060 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,509,718
TOTAL INVESTMENTS	$ 22,947,718
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND 2065 INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	323,899
TOTAL INVESTMENTS	$ 4,952,417
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | PIMCO REALPATH BLEND INCOME INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,168,625
TOTAL INVESTMENTS	$ 137,820,834
Investment, Identifier [Axis]: MUTUAL FUNDS, BALANCED FUNDS | VANGUARD WELLINGTON FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	736,796
TOTAL INVESTMENTS	$ 56,873,284
Investment, Identifier [Axis]: MUTUAL FUNDS, EQUITY FUNDS | BLACKROCK SUSTAINABLE ADG LG CP CR K
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	206,314
TOTAL INVESTMENTS	$ 4,875,201
Investment, Identifier [Axis]: MUTUAL FUNDS, EQUITY FUNDS | FIDELITY MID-CAP STOCK K
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,377,005
TOTAL INVESTMENTS	$ 41,359,886
Investment, Identifier [Axis]: MUTUAL FUNDS, EQUITY FUNDS | INVESCO SMALL CAP EQUITY R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	196,835
TOTAL INVESTMENTS	$ 3,602,075
Investment, Identifier [Axis]: MUTUAL FUNDS, FIXED INCOME FUNDS | FIDELITY MONEY MARKET GOVT PORTFOLIO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	71,052,113
TOTAL INVESTMENTS	$ 71,052,113
Investment, Identifier [Axis]: MUTUAL FUNDS, FIXED INCOME FUNDS | VICTORY CORE PLUS INTERMEDIATE BOND R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,684,481
TOTAL INVESTMENTS	$ 34,339,364
Investment, Identifier [Axis]: MUTUAL FUNDS, GROWTH FUND | VANGUARD GROWTH INDEX INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	633,540
TOTAL INVESTMENTS	$ 159,113,510
Investment, Identifier [Axis]: MUTUAL FUNDS, GROWTH FUND | VANGUARD INTERNATIONAL GROWTH FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	409,010
TOTAL INVESTMENTS	$ 46,623,018
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | BLACKROCK RUSSELL 2000 INDEX FUND CLASS R
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,908
TOTAL INVESTMENTS	$ 1,788,110
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | FIDELITY 500 INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,014,723
TOTAL INVESTMENTS	$ 241,220,006
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | FIDELITY MID CAP INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,544,559
TOTAL INVESTMENTS	$ 57,040,576
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | FIDELITY SMALL CAP GROWTH INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,168,854
TOTAL INVESTMENTS	$ 36,409,792
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | FIDELITY SMALL CAP VALUE INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,175
TOTAL INVESTMENTS	$ 1,302,128
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | VANGUARD REAL EST INDEX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,088
TOTAL INVESTMENTS	$ 3,772,711
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | VANGUARD SHORT-TERM BOND INDEX IS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,612,678
TOTAL INVESTMENTS	$ 27,015,096
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | VANGUARD TOTAL BOND MARKET INDEX INSTITUTIONAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,214,477
TOTAL INVESTMENTS	$ 21,635,439
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | VANGUARD TOTAL INTERNATIONAL STOCK INDEX IS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	143,575
TOTAL INVESTMENTS	$ 23,272,105
Investment, Identifier [Axis]: MUTUAL FUNDS, INDEX FUNDS | VANGUARD VALUE INDEX FUND INSTITUTIONAL SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	991,350
TOTAL INVESTMENTS	$ 73,865,525